(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other financial items, net:
(Losses) gains on derivative instruments	$ (30,541)	$ 20,696	$ 16,491
Impairment of loan	0	0	(7,627)
Financing arrangement fees and other costs	(244)	(677)	(404)
Amortization of debt guarantee	861	1,548	1,563
Foreign exchange loss on operations	(1,997)	(888)	(1,909)
Other	(101)	(52)	577
Other Financial Items	(1,481)	(69)	(7,800)
Interest rate swap
Other financial items, net:
(Losses) gains on derivative instruments	604	6,614	2,818
Interest income (expense) on undesignated interest rate swaps (see note 27)	8,069	(3,802)	(10,153)
Equity Contract
Other financial items, net:
(Losses) gains on derivative instruments	(30,663)	16,622	24,819
Currency swap
Other financial items, net:
(Losses) gains on derivative instruments	(1,151)	821	(993)
Earn-Out Units
Other financial items, net:
(Losses) gains on derivative instruments	$ (7,400)	$ 441	$ 0